Trade and other receivables (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017
Included within non-current assets:
Trade receivables	€ 435	€ 362
Amounts owed by associates and joint ventures	1	27
Other receivables	194	130
Prepayments	597	378
Accrued income	350
Derivative financial instruments	2,449	3,672
Total trade and other non-current receivables	4,026	4,569
Included within current assets:
Trade receivables	4,967	4,973
Amounts owed by associates and joint ventures	524	325
Other receivables	895	918
Prepayments	1,152	1,197
Accrued income	2,257	1,838
Derivative financial instruments	180	610
Total trade and other current receivables	€ 9,975	€ 9,861